Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	¥ 14,470,193	¥ 12,693,397
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,366,261	8,923,588
30-59 days past due	105,056	84,354
60-89 days past due	22,824	17,312
90 days or greater past due	29,223	22,528
Total	10,523,364	9,047,782
Finance leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,062,194	1,021,074
30-59 days past due	3,396	3,106
60-89 days past due	1,490	1,661
90 days or greater past due	4,099	4,046
Total	1,071,179	1,029,887
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,434,534	1,305,953
30-59 days past due	8	45
90 days or greater past due	20
Total	1,434,562	1,305,998
Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	739,659	658,114
30-59 days past due	525	63
60-89 days past due	70
Total	740,254	658,177
Working capital
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	700,819	651,553
90 days or greater past due	15
Total	¥ 700,834	¥ 651,553